Warrant Liabilities (Details Narrative) - USD ($)				6 Months Ended	12 Months Ended
	Dec. 15, 2023	Dec. 14, 2023	Dec. 13, 2023	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	May 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price description.				The Public Warrants have an exercise price of $575.00 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.	The Public Warrants have an exercise price of $575.00 per share, subject to adjustments, and will expire five years from the Merger Closing Date. The exercise price and number of shares of Class A common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation.
Contractual term				60 days
Share price warrants							$ 1.54
Fair value of warrants	$ 2,448,000			$ 79,000	$ 641,000
Class of warrants or rights threshold limit for the then issued and outstanding shares of Common Stock	9.99%
Warrants exercisable description					Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants:
Common stock value				300	$ 259		$ 394
Gem Agreement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Common stock value								$ 100,000,000
Gem Agreement [Member] | Gem Term Sheet [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Common stock value		$ 2,000,000.0
Convertible debenture		$ 2,000,000.0	$ 2,000,000.0		2,000,000.0
Debt Instrument, Term		5 years	5 years
Coupon rate		0.00%	0.00%
Debt Instrument, Fee Amount					$ 2,000,000.0
Gem Agreement [Member] | Gem Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price description.					The exercise price will be adjusted to 105% of the then-current exercise price if on the one-year anniversary date of the Effective Time, the GEM Warrant has not been exercised in full and the average closing price per share of Class A Common Stock for the 10 days preceding the anniversary date is less than 90% of the initial exercise price. GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications. Additionally, the GEM Warrant contains weighted average anti-dilution provisions that provide that if the Company issues shares of common stock, or securities convertible into or exercisable or exchange for, shares of common stock at a price per share that is less than 90% of the exercise price then in effect or without consideration, then the exercise price of the GEM Warrant upon each such issuance will be adjusted to the price equal to 105% of the consideration per share paid for such common stock or other securities. In the event of a Change of Control, if the Surviving Corporation does not have registered class of equity securities and common shares listed on a U.S. national securities exchange, then the Holder is entitled to receive one percent of the total consideration received by the Company’s stockholders and the GEM Warrants will expire upon payment.
Warrants price per share	$ 324.50
Warrants purchased	16,571
Class of warrants or rights threshold limit for the then issued and outstanding shares of Common Stock	9.99%
Percentage of right to convert warrant to common shares								3.00%
Warrants and rights outstanding								$ 650,000,000
Gem Agreement [Member] | Gem Warrant [Member] | GEM Financing Arrangement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercise price description.	The exercise price will be adjusted to 105% of the then-current exercise price if on the one-year anniversary date of the Effective Time, the GEM Warrant has not been exercised in full and the average closing price per share of Class A Common Stock for the 10 days preceding the anniversary date is less than 90% of the initial exercise price. GEM may exercise the GEM Warrant at any time and from time to time until December 14, 2026. The terms of the GEM Warrant provide that the exercise price of the GEM Warrant, and the number of shares of Class A Common Stock for which the GEM Warrant may be exercised, are subject to adjustment to account for increases or decreases in the number of outstanding shares of New Banzai Common Stock resulting from stock splits, reverse stock splits, consolidations, combinations and reclassifications. Additionally, the GEM Warrant contains weighted average anti-dilution provisions that provide that if the Company issues shares of common stock, or securities convertible into or exercisable or exchange for, shares of common stock at a price per share that is less than 90% of the exercise price then in effect or without consideration, then the exercise price of the GEM Warrant upon each such issuance will be adjusted to the price equal to 105% of the consideration per share paid for such common stock or other securities. In the event of a Change of Control, if the Surviving Corporation does not have registered class of equity securities and common shares listed on a U.S. national securities exchange, then the Holder is entitled to receive one percent of the total consideration received by the Company’s stockholders and the GEM Warrants will expire upon payment.
Warrants price per share	$ 6.49
Warrants purchased	828,533
Common Class A [Member] | Gem Agreement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Convertible debenture				$ 600,000
Common Class A [Member] | Gem Agreement [Member] | Gem Warrant [Member] | Gem Term Sheet [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Percentage of right to convert warrant to common shares		3.00%	3.00%
Public Warrants [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants outstanding				230,000	230,000
Warrants price per share				$ 575.00	$ 575.00
Warrant expiration period				5 years		5 years
Redemption trigger price				$ 900.00	900.00
Share price warrants				$ 0.01	$ 0.01
Public Warrants [Member] | Common Class A [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Warrants exercisable				0	0
Redemption trigger price				$ 900.00	$ 900.00
Share price warrants				$ 900.00
Warrants price per share				0	0